Consolidated Statements of Stockholders' Equity (Deficiency) - USD ($) $ in Thousands	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Note Receivable for Stock Option Exercises [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Balance beginning at Dec. 31, 2012	85,566		6,420	(351)	(185)	(94,494)	(3,044)
Balance beginning (in shares) at Dec. 31, 2012	$ 22,375
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares of common stock in connection with private placement	$ 2,400						$ 2,400
Issuance of shares of common stock in connection with private placement (in shares)	343
Fair value of warrants issued in connection with convertible promissory notes			3,107				3,107
Fair value of beneficial conversion feature in connection with convertible promissory notes			10,488				10,488
Exercise of stock options	$ 345						345
Exercise of stock options (in shares)	332
Stock-based compensation expense			770				770
Notes receivable, including amount due from officer of $100 for stock option exercises, net				(236)			(236)
Comprehensive loss
Net loss						(22,969)	(22,969)
Foreign currency translation adjustment					(82)		(82)
Comprehensive loss					$ (82)	$ (22,969)	$ (23,051)
Balance ending at Dec. 31, 2013	88,311		20,785	(587)	(267)	(117,463)	(9,221)
Balance ending (in shares) at Dec. 31, 2013	$ 23,050
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares of common stock in connection with private placement	$ 9,099						$ 9,099
Issuance of shares of common stock in connection with private placement (in shares)	1,300
Exercise of stock options	$ 506						506
Exercise of stock options (in shares)	115
Stock-based compensation expense			1,475				1,475
Issuance of common stock in connection with initial public offering	$ 36,225						36,225
Issuance of common stock in connection with initial public offering (in shares)	4,025
Issuance costs of initial public offering	$ (4,971)						(4,971)
Fair value of warrants issued in connection with initial public offering			2,772				2,772
Issuance of common stock in connection with conversion of convertible promissory notes	$ 33,196						33,196
Issuance of common stock in connection with conversion of convertible promissory notes (in shares)	6,639
Issuance of common stock in connection with warrant exercise	$ 10						10
Issuance of common stock in connection with warrant exercise (in shares)	2
Finders' fee paid on private placement	$ 451		(451)
Finders' fee paid on private placement (in shares)	64
Common stock cancelled	$ (9)		9
Common stock cancelled (in shares)	(1)
Stock issued in connection with professional services	$ 178						178
Stock issued in connection with professional services (in shares)	22
Common stock issuable for services		$ 166
Common stock issuable for services (in shares)		16
Stock grant in connection with services by a director	$ 175						(175)
Stock grant in connection with services by a director (in shares)	25
Repayment of notes receivable for stock option exercises, net				(7)			(7)
Forgiveness of notes receivable from an officer for stock option exercises				423			423
Comprehensive loss
Net loss						(35,201)	(35,201)
Foreign currency translation adjustment					(207)		(207)
Comprehensive loss					$ (207)	$ (35,201)	$ (35,408)
Balance ending at Dec. 31, 2014	163,171	166	24,590	(171)	(474)	(152,664)	35,241
Balance ending (in shares) at Dec. 31, 2014	$ 35,241	$ 16
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	$ 2,782						$ 2,782
Exercise of stock options (in shares)	574
Stock-based compensation expense			2,687				2,687
Issuance of common stock in connection with warrant exercise	$ 702						702
Issuance of common stock in connection with warrant exercise (in shares)	140
Stock issued in connection with professional services	$ 285	$ 39					324
Stock issued in connection with professional services (in shares)	23	17
Common stock issuable for services							285
Repayment of notes receivable for stock option exercises, net				166			166
Issuance of common stock in connection with cashless exercise of warrants (in shares)	1
Issuance of common stock in connection with Employee Stock Purchase Plan	$ 226						226
Issuance of common stock in connection with Employee Stock Purchase Plan (in shares)	53
Common stock tendered to exercise stock options	$ (993)						(993)
Common stock tendered to exercise stock options (in shares)	(78)
Common stock tendered to pay taxes on stock option exercise	$ (124)						(124)
Common stock tendered to pay taxes on stock option exercise (in shares)	(12)
Comprehensive loss
Net loss						(20,018)	(20,018)
Foreign currency translation adjustment					(107)		(107)
Comprehensive loss					$ (107)	$ (20,018)	$ (20,125)
Balance ending at Dec. 31, 2015	166,049	205	27,277	(5)	(581)	(172,682)	35,942
Balance ending (in shares) at Dec. 31, 2015	$ 35,942	$ 33
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense							$ 2,581
Comprehensive loss
Net loss							$ (22,809)
Balance ending at Sep. 30, 2016							42,247